FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
FEDERAL HOME LOAN BANK ADVANCES
Total advances from the Federal Home Loan Bank (FHLB)	$ 21,966,750	$ 26,944,000
Weighted average interest rate on the advances (as a percent)	1.27%	1.10%
Minimum interest rate (as a percent)	0.46%
Maximum interest rate (as a percent)	4.58%
Contractual maturities of advances
2013	7,999,000
2014	11,499,000
2015	1,495,000
2016	973,750
Federal Home Loan Bank advances	21,966,750	26,944,000
Federal Home Loan Bank Advances, other information
Loans pledged as collateral for FHLB advances	$ 66,444,000	$ 55,045,000